Average Annual Total Returns - FidelitySAIUSQualityIndexFund-PRO - FidelitySAIUSQualityIndexFund-PRO - Fidelity SAI U.S. Quality Index Fund	Sep. 29, 2022
Fidelity SAI U.S. Quality Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	28.33%
Past 5 years	20.49%
Since Inception	18.18%
Fidelity SAI U.S. Quality Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.66%
Past 5 years	18.22%
Since Inception	16.30%
Fidelity SAI U.S. Quality Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	18.29%
Past 5 years	16.07%
Since Inception	14.42%
IXYOZ
Average Annual Return:
Past 1 year	28.44%
IXYXM
Average Annual Return:
Past 1 year	28.44%
Past 5 years	20.60%
Since Inception	18.31%	[1]

[1]	A From October 8, 2015